Consolidated Statements of Operations and Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Operating expenses:
Research and development	$ 2,595	$ 2,861
Clinical and regulatory	14,071	5,348
General and administrative	4,356	3,978
Total operating expenses	21,022	12,187
Loss from operations	(21,022)	(12,187)
Non-operating income (expenses)
Interest income	66	41
Other income (expense)	198	(24)
Interest expense	364	73
Total non-operating expenses	(100)	(56)
Net loss	(21,122)	(12,243)
Net loss - non-controlling interest	(827)	(454)
Net loss attributable to Heat Biologics, Inc.	$ (20,295)	$ (11,789)
Net loss per share attributable to Heat Biologics, Inc.-basic and diluted	$ (2.53)	$ (1.83)
Weighted-average number of common shares used in net loss per share attributable to Heat Biologics, Inc. - basic and diluted	8,015,687	6,454,866
Net loss	$ (21,122)	$ (12,243)
Other comprehensive loss:
Unrealized loss on foreign currency translation	(87)
Total comprehensive loss	(21,209)	$ (12,243)
Comprehensive loss attributable to non-controlling interest	(827)	(454)
Comprehensive loss attributable to Heat Biologics, Inc.	$ (20,382)	$ (11,789)